Derivatives (Narrative) (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
4.00% Notes, Due October 1, 2026 [Member]
Derivative [Line Items]
Interest rate		4.00%	4.00%
Cash Flow Hedging [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Derivative, fixed interest rate	1.76%	1.76%
Notional value	$ 300.0	$ 300.0
Derivative net (loss) gain estimated to be reclassified from AOCI into earnings over the next 12 months	1.4
Cash Flow Hedging [Member] | Commodity Swaps [Member]
Derivative [Line Items]
Derivative net (loss) gain estimated to be reclassified from AOCI into earnings over the next 12 months	(0.3)
Cash Flow Hedging [Member] | Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional value	261.6	330.5
Derivative net (loss) gain estimated to be reclassified from AOCI into earnings over the next 12 months	(3.9)
Fair Value Hedging [Member]
Derivative [Line Items]
Credit reserve on derivative assets	0.1	0.1
Posted cash collateral	0.0	0.0
Posted standby letters of credit	0.0	0.0
Not Designated as Hedging [Member] | Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional value	$ 105.2	$ 109.7